FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Financial Assets Classified as Level 3 (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	$ 993	$ 828
Fair value change recorded in net income	8	14
Fair value change recorded in other comprehensive income	216	18
Additions	29	177
Dispositions	(332)	(48)
Foreign currency translation and other	21	4
Financial assets at end of period	$ 935	$ 993